Cover	Jul. 02, 2026
Cover [Abstract]
form	8-K
Amendment Flag	false
Date of Report	Jul. 02, 2026
Commission File Number	000-56797
name of registrant	Readvantage Corp.
Entity Central Index Key	0002057381
IRS Employer no	32-0744491
State of incorporation	NV
Entity Address, Address Line One	801 Travis Street, Suite 2101
city	Houston
state	TX
zip code	77002
area code	816
phone number	3276170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
emerging growth company	true
extended transition period	false